Cover Page	Nov. 25, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 25, 2019
Entity Registrant Name	Wesco Aircraft Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35253
Entity Tax Identification Number	20-5441563
Entity Address, Address Line One	24911 Avenue Stanford
Entity Address, City or Town	Valencia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	661
Local Phone Number	775-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WAIR
Security Exchange Name	NYSE
Entity Central Index Key	0001378718
Amendment Flag	false